UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $193,177 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307     8519   248000 SH       SOLE                   248000
ANCESTRY COM INC               COM              032803108    10188   287400 SH       SOLE                   287400
BELO CORP                      COM SER A        080555105     3084   350000 SH       SOLE                   350000
BOYD GAMING CORP               COM              103304101     5154   550000 SH       SOLE                   550000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     5063   240400 SH       SOLE                   240400
CHANGYOU COM LTD               ADS REP CL A     15911M107    16251   505800 SH       SOLE                   500800
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     7595   150000 SH       SOLE                   150000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     2692   185000 SH       SOLE                   185000
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     4469   405500 SH       SOLE                   405500
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     6134   200000 SH       SOLE                   200000
GEEKNET INC                    COM NEW          36846Q203    10553   396745 SH       SOLE                   396745
GLU MOBILE INC                 COM              379890106     5491  1271000 SH       SOLE                  1271000
INFORMATION SERVICES GROUP I   COM              45675Y104     4787  2186023 SH       SOLE                  2186023
INTERVAL LEISURE GROUP INC     COM              46113M108     6798   415779 SH       SOLE                   415779
MOVE INC COM                   COM              62458M108    20239  8503887 SH       SOLE                  8503887
OMNIVISION TECHNOLOGIES INC    COM              682128103     3553   100000 SH       SOLE                   100000
QUINSTREET INC                 COM              74874Q100     3273   144000 SH       SOLE                   144000
SAPIENT CORP                   COM              803062108     5775   504400 SH       SOLE                   504400
SAVVIS INC                     COM NEW          805423308    11127   300000 SH       SOLE                   300000
SRS LABS INC                   COM              78464M106     5933   694712 SH       SOLE                   694712
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     3457   225000 SH       SOLE                   225000
VELTI PLC ST HELIER            SHS              G93285107    10969   871250 SH       SOLE                   871250
VONAGE HLDGS CORP              COM              92886T201    18608  4080600 SH       SOLE                  4080600
WARNER MUSIC GROUP CORP        COM              934550104     9945  1469000 SH       SOLE                  1469000
YOUKU COM INC                  SPONSORED ADR    98742U100     3520    74100 SH       SOLE                    74100